BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, subject to possible redemption (in shares)	7,560,480	20,846,454
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001
Class A Common Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock, subject to possible redemption (in shares)	7,560,480	20,846,454
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	1,500,656	1,205,623
Common stock, shares outstanding (in shares)	1,500,656	1,205,623
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,513,019	5,513,019
Common stock, shares outstanding (in shares)	5,513,019	5,513,019